LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of liabilities in respect of government grants [Abstract]
Balance at January 1,	$ 3,362	$ 3,886
Grants received	175	493
Royalties paid	(11)	(44)
Binational Industrial Research and Development Foundation (“BIRD”) repayment		(546)
Amounts recorded in profit or loss	50	(427)
Balance at June 31,	$ 3,576	$ 3,362